Segment reporting	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Segment Reporting [Abstract]
Segment reporting

Note 11 – Segment reporting

An operating segment is a component of The Target Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by The Target Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Target Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by The Target Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining The Target Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. The Target Company is an AI-specialist company providing end-to-end full-cycle services designed to empower enterprises to transition seamlessly from raw data to intelligent applications. Its business is structured around five interconnected AI-related modules, together forming a closed-loop system in which data generation, model refinement, and operational feedback continuously reinforce one another. Based on management’s assessment, The Target Company has determined that it has a single reportable segment as defined by ASC 280.

Revenue by geographical segment for the three months and nine months ended January 31, 2026:

	For the Three	For the Nine
	Months Period Ended	Months Period Ended
	January 31, 2026	January 31, 2026
	(Unaudited) US$	(Unaudited) US$
Malaysia	$1,999,000	$7,860,400
Taiwan	1,263,000	5,875,500
Hong Kong	947,600	3,126,000
Vietnam	1,041,200	2,942,500
Thailand	1,020,250	2,254,500
Singapore	724,450	2,079,500
Philippines	90,000	1,529,000
Indonesia	441,200	1,028,500
Brazil	1,095,400	752,500
Total	8,622,100	27,448,400

As of January 31, 2026, the Target Company’s long-lived assets are located in Malaysia.

Note 11 – Segment reporting

An operating segment is a component of The Target Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by The Target Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Target Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by The Target Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining The Target Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. The Target Company is an AI-specialist company providing end-to-end full-cycle services designed to empower enterprises to transition seamlessly from raw data to intelligent applications. Its business is structured around five interconnected AI-related modules, together forming a closed-loop system in which data generation, model refinement, and operational feedback continuously reinforce one another. Based on management’s assessment, The Target Company has determined that it has a single reportable segment as defined by ASC 280.

Revenue by geographical segment for the years ended April 30, 2025, and 2024:

	For the Years Ended April 30,
	2025	2024
Malaysia	$8,869,500	$6,565,700
Taiwan	7,280,000	4,728,350
Hong Kong	5,982,500	882,000
Singapore	3,088,500	842,500
Total	$25,220,500	$13,018,550

As of April 30, 2025 and 2024, The Target Company’s long-lived assets are located in Malaysia.